BORROWINGS FROM FINANCIAL INSTITUTIONS (Details) - CLP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Total	$ 2,196,130	$ 2,179,870
Loans Obtained From Foreign Financial Institutions [Member] | Standard Chartered Bank [Member]
Disclosure of detailed information about borrowings [line items]
Total	140,397	139,702
Loans Obtained From Foreign Financial Institutions [Member] | Commerzbank AG [Member]
Disclosure of detailed information about borrowings [line items]
Total	89,274	83,876
Loans Obtained From Foreign Financial Institutions [Member] | Wells Fargo Bank, N.A. [Member]
Disclosure of detailed information about borrowings [line items]
Total	157,029	281,670
Loans Obtained From Foreign Financial Institutions [Member] | Corporacion Interamericana de Inversiones USA [Member]
Disclosure of detailed information about borrowings [line items]
Total		2,981
Loans Obtained From Foreign Financial Institutions [Member] | Citibank N.A. [Member]
Disclosure of detailed information about borrowings [line items]
Total	168,232	113,450
Loans Obtained From Foreign Financial Institutions [Member] | Findeter S.A - Financiera del Desarrollo Territorial [Member]
Disclosure of detailed information about borrowings [line items]
Total	49,528	61,763
Loans Obtained From Foreign Financial Institutions [Member] | Sumitomo Mitsui Banking Corporation [Member]
Disclosure of detailed information about borrowings [line items]
Total	145,156	144,536
Loans Obtained From Foreign Financial Institutions [Member] | Bancoldex S.A - Banco de Comercio Exterior de Colombia S.A [Member]
Disclosure of detailed information about borrowings [line items]
Total	100,834	51,327
Loans Obtained From Foreign Financial Institutions [Member] | Export Development Canada [Member]
Disclosure of detailed information about borrowings [line items]
Total	30,724
Loans Obtained From Foreign Financial Institutions [Member] | Bank of America, N.A. [Member]
Disclosure of detailed information about borrowings [line items]
Total	248,514	200,430
Loans Obtained From Foreign Financial Institutions [Member] | Kookmin Bank of New York [Member]
Disclosure of detailed information about borrowings [line items]
Total	12,324
Loans Obtained From Foreign Financial Institutions [Member] | Bank of Montreal [Member]
Disclosure of detailed information about borrowings [line items]
Total	42,836	79,088
Loans Obtained From Foreign Financial Institutions [Member] | Wachovia Bank N.A. [Member]
Disclosure of detailed information about borrowings [line items]
Total		5
Loans Obtained From Foreign Financial Institutions [Member] | Corporacion Andina de Fomento [Member]
Disclosure of detailed information about borrowings [line items]
Total	30,724	33,170
Loans Obtained From Foreign Financial Institutions [Member] | Bank of Nova Scotia [Member]
Disclosure of detailed information about borrowings [line items]
Total	65,442	15,018
Loans Obtained From Foreign Financial Institutions [Member] | IFC Corp Financiera Internacional [Member]
Disclosure of detailed information about borrowings [line items]
Total	187,507	133,962
Loans Obtained From Foreign Financial Institutions [Member] | Cobank CB [Member]
Disclosure of detailed information about borrowings [line items]
Total	9,108	40,182
Loans Obtained From Foreign Financial Institutions [Member] | Scotiabank Canada [Member]
Disclosure of detailed information about borrowings [line items]
Total		30,141
Loans Obtained From Foreign Financial Institutions [Member] | Banco Credito del Peru [Member]
Disclosure of detailed information about borrowings [line items]
Total	31,031	59,444
Loans Obtained From Foreign Financial Institutions [Member] | HSBC USA [Member]
Disclosure of detailed information about borrowings [line items]
Total	15,362	26,792
Loans Obtained From Foreign Financial Institutions [Member] | Deg Deutsche Investitions [Member]
Disclosure of detailed information about borrowings [line items]
Total	21,410	12,057
Loans Obtained From Foreign Financial Institutions [Member] | Ing Bank NV [Member]
Disclosure of detailed information about borrowings [line items]
Total	16,965	10,019
Loans Obtained From Foreign Financial Institutions [Member] | Bank of China lt [Member]
Disclosure of detailed information about borrowings [line items]
Total	4,609	5,024
Loans Obtained From Foreign Financial Institutions [Member] | KFW Ipex Bank [Member]
Disclosure of detailed information about borrowings [line items]
Total		5,358
Loans Obtained From Foreign Financial Institutions [Member] | Barclays Bank PLC London [Member]
Disclosure of detailed information about borrowings [line items]
Total		13,641
Loans Obtained From Foreign Financial Institutions [Member] | Mercantil CA Banco Universal [Member]
Disclosure of detailed information about borrowings [line items]
Total	17,395	16,324
Loans Obtained From Foreign Financial Institutions [Member] | Bankinter SA [Member]
Disclosure of detailed information about borrowings [line items]
Total		6,578
Loans Obtained From Foreign Financial Institutions [Member] | Banco de Bogota [Member]
Disclosure of detailed information about borrowings [line items]
Total	4,118	31,690
Loans Obtained From Foreign Financial Institutions [Member] | Taiwan Cooperative Bank [Member]
Disclosure of detailed information about borrowings [line items]
Total	9,384	53,117
Loans Obtained From Foreign Financial Institutions [Member] | Banco Republica [Member]
Disclosure of detailed information about borrowings [line items]
Total	15,119	121,834
Loans Obtained From Foreign Financial Institutions [Member] | Banque Nationale Du Canada [Member]
Disclosure of detailed information about borrowings [line items]
Total		23,443
Loans Obtained From Foreign Financial Institutions [Member] | Mizuho Corporate Bank [Member]
Disclosure of detailed information about borrowings [line items]
Total	39,480	23,443
Loans Obtained From Foreign Financial Institutions [Member] | FONDOS SURA SAF S.A.C. [Member]
Disclosure of detailed information about borrowings [line items]
Total	25,436	11,674
Loans Obtained From Foreign Financial Institutions [Member] | BNP Paribas [Member]
Disclosure of detailed information about borrowings [line items]
Total	39,480	23,443
Loans Obtained From Foreign Financial Institutions [Member] | Banco de la Produccion SA [Member]
Disclosure of detailed information about borrowings [line items]
Total		10,163
Loans Obtained From Foreign Financial Institutions [Member] | Banco Latinoamericano de export. [Member]
Disclosure of detailed information about borrowings [line items]
Total	57,132	57,259
Loans Obtained From Foreign Financial Institutions [Member] | Apple Bank for Saving [Member]
Disclosure of detailed information about borrowings [line items]
Total	12,290	13,396
Loans Obtained From Foreign Financial Institutions [Member] | Scotia Fondos Soc. Admin de Fondos S.A. [Member]
Disclosure of detailed information about borrowings [line items]
Total	62,205	26,110
Loans Obtained From Foreign Financial Institutions [Member] | Credicorp capital SASAF [Member]
Disclosure of detailed information about borrowings [line items]
Total	125,706	116,374
Loans Obtained From Foreign Financial Institutions [Member] | Uni Bank & Trust, Inc [Member]
Disclosure of detailed information about borrowings [line items]
Total	4,916	10,049
Loans Obtained From Foreign Financial Institutions [Member] | Bancaribe curacao Bank n.v. [Member]
Disclosure of detailed information about borrowings [line items]
Total	13,831	13,420
Loans Obtained From Foreign Financial Institutions [Member] | BBVA ASSET MGMT CONTL SA SOC ADM FONDOS PERU [Member]
Disclosure of detailed information about borrowings [line items]
Total	39,791	34,262
Loans Obtained From Foreign Financial Institutions [Member] | Others [Member]
Disclosure of detailed information about borrowings [line items]
Total	52,509	43,655
Loans Obtained From Foreign Financial Institutions [Member] | Multibank Inc [Member]
Disclosure of detailed information about borrowings [line items]
Total	9,222
Loans Obtained From Foreign Financial Institutions [Member] | Bank of Taiwan (L.A. Branch) [Member]
Disclosure of detailed information about borrowings [line items]
Total	4,965
Loans Obtained From Foreign Financial Institutions [Member] | Bayern Landesbank [Member]
Disclosure of detailed information about borrowings [line items]
Total	11,245
Loans Obtained From Foreign Financial Institutions [Member] | China Construction Bank [Member]
Disclosure of detailed information about borrowings [line items]
Total	14,133
Loans Obtained From Foreign Financial Institutions [Member] | Corp. Financiera de Desarrollo S.A (Cofide) [Member]
Disclosure of detailed information about borrowings [line items]
Total	10,407
Loans Obtained From Foreign Financial Institutions [Member] | Interfondos S.A Sociedad Admin de fondos (Cofide) [Member]
Disclosure of detailed information about borrowings [line items]
Total	19,906
Loans Obtained From Foreign Financial Institutions [Member] | Land Bank of Taiwan, (N.Y. Branch) [Member]
Disclosure of detailed information about borrowings [line items]
Total	6,206
Loans Obtained From Foreign Financial Institutions [Member] | Shanghai Commercial and Savings Bank [Member]
Disclosure of detailed information about borrowings [line items]
Total	6,145
Loans Obtained From Foreign Financial Institutions [Member] | The Export-IM Apple Bank for Saving [Member]
Disclosure of detailed information about borrowings [line items]
Total	6,145
Loans Obtained From Local Financial Institutions [Member]
Disclosure of detailed information about borrowings [line items]
Total	$ 21,958